INCOME TAXES	12 Months Ended
Mar. 31, 2023
INCOME TAXES
INCOME TAXES

22.INCOME TAXES

The following table reconciles the expected income tax expenses (recovery) at the Canadian statutory tax rate to the amounts recognized in the statements of loss and comprehensive loss for the fiscal year ended March 31, 2023 and 2022:

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2023	March 31, 2022
	$	$
Loss for the year before income tax	(48,492,996)	(54,691,130)
Statutory tax rate	26.50%	26.50%
Expected income tax (recovery)	(12,850,644)	(14,493,149)
Non-deductible items and other	4,386,452	2,246,077
Foreign tax rate differences	89,097	(34,898)
Deferred taxes on company's part of spin out	11,355,557	—
Change in deferred tax assets not recognized	(2,980,462)	12,281,970
Total income tax expense (recovery)	—	—

The deferred tax assets (liabilities) as of March 31, 2023 and 2022 are comprised of the following:

	As of	As of
	March 31, 2023	March 31, 2022
	$	$
Deferred tax assets	—	7,690,691
Deferred tax liabilities	—	(7,690,691)
	—	—

	As of	As of
Deferred tax assets	March 31, 2023	March 31, 2022
	$	$
Lease obligations	—	7,813,453
Non-capital loss carryforwards	14,247,996	18,152,464
Shareholder loans	3,603	3,603
Start-up costs – USA	—	143,099
Intangibles assets	—	58,187
Share issuance costs	1,681,846	2,336,994
Property, plant and equipment	224,001
Investments in associate	1,299,494	—
Financial guarantees	379,708	—
Less: Valuation allowance	(17,836,648)	(20,817,109)
	—	7,690,691

	As of	As of
Deferred tax liabilities	March 31, 2023	March 31, 2022
	$	$
Right-of-use assets	—	(7,346,180)
Property, plant and equipment	—	(344,511)
	—	(7,690,691)

As of
Movement in Deferred tax assets	March 31, 2023
$
Deferred tax assets, opening balance	7,690,691
Increase in deferred tax assets	(7,690,691)
Deferred tax assets, closing balance	—

As of
Movement in Deferred tax liabilities	March 31, 2023
$
Deferred tax liabilities, opening balance	(7,690,691)
Increase in deferred tax liabilities	7,690,691
Deferred tax liabilities, closing balance	—

The unrecognized deductible temporary differences as of March 31, 2023 and 2022 are comprised of the following:

	As of	As of
	March 31, 2023	March 31, 2022
	$	$
Lease obligations	—	463,253
Non-capital loss carryforwards	53,662,417	68,301,489
Shareholder loans	13,596	13,596
Start-up costs – USA	—	528,841
Intangible assets	—	219,574
Property, plant and equipment	845,285	—
Share issuance costs	6,346,589	8,818,844
Financial guarantees	1,432,859	—
Investments in associate	9,807,500	—
Total unrecognized deductible temporary differences	72,108,246	78,345,597

As of March 31, 2023, the Company has not recognized a deferred tax asset in respect of non-capital loss carryforwards of approximately $53,662,417 which may be carried forward to apply against future income, subject to the final determination by taxation authorities, expiring in the following years.

Year of Loss	Expiry	Canada
	$	$
2020	2040	3,546,259
2021	2041	5,503,806
2022	2042	19,312,604
2023	2043	21,003,337
		49,366,006

Year of Loss	Expiry	United States
		$
2023	None	4,179,488

Year of Loss	Expiry	Australia
		$
2023	None	116,923